UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

SMITH BARNEY INFLATION MANAGEMENT FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 24.5%
$500,000	A+	ACE Securities Corp., Series 2004-OP1, Class M3, 4.710% due 4/25/34 (a)	$501,233
		Aegis Asset-Backed Securities Trust:
500,000	A	Series 2004-5, Class M2, 4.680% due 12/25/34 (a)	505,238
260,186	BBB	Series 2004-5N, 5.000% due 12/25/34 (b)	259,168
500,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 4.660% due 11/25/34 (a)	509,397
500,000	A+	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 4.510% due 10/25/34 (a)	509,435
400,000	BBB-	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	400,000
219,738	BBB	Bear Stearns Asset-Backed Securities NIM, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	218,698
		Countrywide Asset-Backed Certificates:
259,588	BBB	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	258,345
500,000	AA	Series 2004-BC4, Class M2, 4.310% due 10/25/34 (a)	500,817
286,143	BBB-	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (b)	263,072
500,000	AA	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 4.610% due 11/25/34 (a)	501,352
500,000	AA+	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 4.460% due 9/25/34 (a)	504,388
		Morgan Stanley Asset Backed Securities Capital I:
500,000	A-	Series 2004-HE9, Class M6, 4.710% due 11/25/34 (a)	505,157
500,000	A+	Series 2004-NC8, Class M4, 4.460% due 9/25/34 (a)	502,478
500,000	A	Series 2004-OP1, Class M5, 4.510% due 11/25/34 (a)	507,712
500,000	AA	Novastar Home Equity Loan, Series 2004-4, Class M4, 4.560% due 3/25/35 (a)	499,376
76,168	A	Option One Mortgage Loan Trust, Series 2002-02, Class M2, 4.610% due 6/25/32 (a)	76,444
500,000	A+	Park Place Securities Inc., Series 2004-WWF1, Class M4, 4.560% due 1/25/35 (a)	510,612
250,000	BBB-*	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	250,000
500,000	A+	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 4.610% due 11/25/34 (a)	502,119
		Sail NIM Notes:
122,442	BBB	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	122,102
419,538	BBB-	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	383,615
		Sharp SP I LLC, NIM Trust:
226,602	BBB-	Series 2004-HS1N, 5.920% due 2/25/34 (b)	223,124
76,543	BBB	Series 2005-HE1N, 5.190% due 2/25/35 (b)	76,447

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,078,878)	9,090,329

CORPORATE NOTE - 1.3%
500,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 3.710% due 9/28/07 (a) (Cost - $498,705)	498,540

U.S. TREASURY INFLATION PROTECTED SECURITIES - 70.7%
10,932,310		U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/25	11,544,694
		U.S. Treasury Notes, Inflation Indexed:
2,166,030		3.625% due 1/15/08	2,270,948
8,772,034		3.875% due 1/15/09	9,421,717

See Notes to Schedule of Investments

1

SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES (continued)
$2,079,900	4.250% due 1/15/10	$2,304,954
661,784	1.625% due 1/15/15	647,256

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $26,435,746)	26,189,569

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $36,013,329)	35,778,438

SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
1,372,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05; Proceeds at maturity - $1,372,377; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $1,399,443) (Cost - $1,372,000)	1,372,000

	TOTAL INVESTMENTS - 100.2% (Cost - $37,385,329#)	37,150,438
	Liabilities in Excess of Other Assets - (0.2)%	(88,484)

	TOTAL NET ASSETS - 100.0%	$37,061,954

‡	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Fitch Ratings.

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 3 for definitions of ratings.

Abbreviations used in this schedule:

MASTR	— Mortgage Asset Securitization Transactions Inc.
NIM	— Net Interest Margin

See Notes to Schedule of Investments

2

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB,B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Inflation Management Fund (the “Fund”), a separate non-diversified investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,587
Gross unrealized depreciation	(343,478)

Net unrealized depreciation	$(234,891)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	September 28, 2005